COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

		Shares	Value
COMMON STOCK—REAL ESTATE	98.7%
APARTMENT	6.4%
AvalonBay Communities, Inc.		345,060	$77,724,765
Camden Property Trust		373,246	46,107,078
Essex Property Trust, Inc.		769,596	227,354,050
UDR, Inc.		3,489,372	158,208,127

			509,394,020

DATA CENTERS	11.7%
Digital Realty Trust, Inc.		3,481,767	563,454,354
Equinix, Inc.		414,645	368,051,341

			931,505,695

FREE STANDING	2.7%
Realty Income Corp.		3,400,261	215,644,553

GAMING	3.2%
VICI Properties, Inc., Class A		7,516,143	250,362,723

HEALTH CARE	13.1%
Healthcare Realty Trust, Inc., Class A		8,350,457	151,560,794
Omega Healthcare Investors, Inc.		3,497,904	142,364,693
PACS Group, Inc.(a)		1,345,527	53,780,714
Welltower, Inc.		5,390,029	690,085,413

			1,037,791,614

HOTEL	3.5%
Boyd Gaming Corp.		1,426,011	92,191,611
Caesars Entertainment, Inc.(a)		2,160,080	90,161,739
Host Hotels & Resorts, Inc.		5,643,249	99,321,183

			281,674,533

INDUSTRIALS	9.3%
Americold Realty Trust, Inc.		4,010,194	113,368,184
BG LLH, LLC (Lineage Logistics)(b)		409,584	32,103,176
Lineage, Inc.		636,832	49,914,892
Prologis, Inc.		4,279,613	540,429,530

			735,815,782

MANUFACTURED HOME	4.6%
Equity LifeStyle Properties, Inc.		1,309,567	93,424,510
Sun Communities, Inc.		2,001,880	270,554,082

			363,978,592

OFFICE	1.7%
Highwoods Properties, Inc.		4,076,028	136,587,698

REGIONAL MALL	5.8%
Simon Property Group, Inc.		2,711,393	458,279,645

SELF STORAGE	6.3%
Extra Space Storage, Inc.		1,291,893	232,786,200
Public Storage		732,875	266,671,226

			499,457,426

SHOPPING CENTER	1.8%
Kimco Realty Corp.		6,331,927	147,027,345

		Shares	Value
SINGLE FAMILY HOMES	5.1%
American Homes 4 Rent, Class A		3,123,322	$119,904,332
Invitation Homes, Inc.		8,011,492	282,485,208

			402,389,540

SPECIALTY	4.2%
Iron Mountain, Inc.		2,840,621	337,550,993

TELECOMMUNICATIONS	16.1%
American Tower Corp.		3,163,866	735,788,677
Crown Castle, Inc.		4,102,153	486,638,410
SBA Communications Corp., Class A		218,537	52,601,856

			1,275,028,943

TIMBERLAND	3.2%
Weyerhaeuser Co.		7,476,369	253,149,854

TOTAL COMMON STOCK (Identified cost—$6,031,791,541)			7,835,638,956

SHORT-TERM INVESTMENTS	0.9%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.95%(c)		52,775,636	52,775,636
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.94%(c)		14,284,219	14,284,219

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$67,059,855)			67,059,855

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$6,098,851,396)	99.6%		7,902,698,811
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4		32,736,634

NET ASSETS (Equivalent to $52.80 per share based on 150,287,351 shares of common stock outstanding)	100.0%		$7,935,435,445

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non–income producing security.
(b)	Restricted security. Aggregate holdings equal 0.4% of the net assets of the Fund. This security was acquired on August 3, 2020 and September 22, 2021, at an aggregate cost of $27,049,198.
(c)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities would be categorized as Level 2 or 3 in the hierarchy, depending on the relative significance of the valuation inputs. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgements and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock—Real Estate	$7,835,638,956	$—	$—	$7,835,638,956
Short-Term Investments	—	67,059,855	—	67,059,855

Total Investments in Securities(a)	$7,835,638,956	$67,059,855	$—	$7,902,698,811

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of December 31, 2023	Transfer out of Level 3(a)	Change in unrealized appreciation (depreciation)	Balance as of September 30, 2024
Common Stock—Real Estate—Industrials	$44,534,043	$(32,103,176)	$(12,430,867)	$—

(a)

As of December 31, 2023, the Fund used significant unobservable inputs in determining the value of this investment. As of September 30, 2024, the same investment was transferred from Level 3 to Level 1 as a result of the availability of quoted prices in active markets.